Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of tax character of distributions made

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Distributions paid from:
Ordinary income (including net short-term capital gains)	$119,433	$72,315	$13,926
Net long-term capital gains	4	—	—
Total taxable distributions	$119,437	$72,315	$13,926

Schedule of tax reclassifications among certain capital accounts

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Paid-in capital in excess of par value	$(334)	$(140)	$(1,487)
Net distributable earnings (accumulated losses)	$334	$140	$1,487

Schedule of cost and unrealized gain (loss) on the Company's consolidated financial instruments, as calculated on a tax basis

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Gross unrealized appreciation	$6,529	$18,635	$5,121
Gross unrealized depreciation	(72,587)	(4,696)	(577)
Net unrealized appreciation (depreciation)	$(66,058)	$13,939	$4,544
Tax cost of investments at year end	$2,939,635	$2,373,435	$632,437